Capital Stock and Changes in Capital Accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period	607,946		667,614
Restricted common stock, Award Vesting Period	3 years
Compensation cost on restricted stock	$ 6,135	$ 6,417
Unrecognized cost for unvested restricted shares	$ 10,034		$ 10,662
Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 12 months 2 days